Schedule of borrowings term loan (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total borrowings		$ 5,778,479	$ 5,798,641
Non-current portion		112,319	371,103
Current portion		5,666,160	5,427,538
Term Loan I [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[1]	201,945	271,035
Term Loan II [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[2]		1,266,912
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[3]	378,323	626,714
Term Loan V [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[4]	426,589	697,233
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[5]	924,276	1,278,261
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
Total borrowings	[6]	2,014,258
Trade receivables financing [member]
IfrsStatementLineItems [Line Items]
Total borrowings		81,231
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Total borrowings		$ 1,751,857	$ 1,658,486

[1]	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a
[2]	Term loan II was obtained to finance the construction of the proposed erection of a single user 1-story factory with part 3-story ancillary. This loan is repayable by monthly instalments over a
[3]	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a
[4]	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a
[5]	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a
[6]	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a